Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Derivative Instruments and Hedging Activities
Derivative Financial Instruments
The Company is exposed to certain risks related to its ongoing business operations. The primary risks managed by using derivative instruments are foreign currency exchange risk, interest rate risk and commodity price risk. The Company does not hold or issue derivative financial instruments for trading purposes.
Foreign Exchange and Interest Rate Swap
International operations account for a significant portion of the Company’s revenue and operating income. The Company’s policy is to reduce foreign currency cash flow exposure from exchange rate fluctuations by hedging anticipated and firmly committed transactions when it is economically feasible. The Company periodically enters into forward contracts to buy and sell foreign currencies to reduce foreign exchange exposure and protect the U.S. dollar value of certain transactions to the extent of the amount under contract. The counter-parties to our forward contracts are financial institutions with investment grade ratings. The Company does not apply hedge accounting to these derivative instruments.
In 2008, to offset the balance sheet and interest rate exposures and cash flow variability associated with a non-U.S. subsidiary’s U.S. dollar denominated term loan, the Company entered into a three-year cross-currency and interest rate swap agreement. The swap agreement required the Company to sell euros in exchange for U.S. dollars at a rate of 1.2038. The Company also paid a variable rate equal to Euribor plus 390 basis points and received a variable rate equal to the U.S. dollar LIBOR plus 250 basis points. The swap agreement had an initial notional amount of $25 that amortized quarterly on a straight line basis to $24, prior to maturing on September 30, 2011. The Company paid a weighted average interest rate of 5.0% and received a weighted average interest rate of 2.8% during the year ended December 31, 2011. During the year ended December 31, 2011, the Company paid $4 to settle the cross-currency and interest rate swap. This amount is recorded in “Other non-operating (income) expense, net” in the Consolidated Statements of Operations.
Foreign Exchange Rate Swaps
The Company periodically uses foreign exchange rate swaps to hedge foreign currency exposure on certain assets and liabilities of its foreign subsidiaries which are denominated in currencies other than the respective functional currency.
The Company is party to various foreign exchange rate swaps in Brazil in order to reduce the foreign currency risk associated with certain assets and liabilities of its Brazilian subsidiary that are denominated in U.S. dollars. The counter-parties to the foreign exchange rate swap agreements are financial institutions with investment grade ratings. The Company does not apply hedge accounting to these derivative instruments.
Interest Rate Swaps
The Company periodically uses interest rate swaps to alter interest rate exposures between fixed and floating rates on certain long-term debt. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated using an agreed-upon notional principal amount. The counter-parties to the interest rate swap agreements are financial institutions with investment grade ratings.
In July 2010, the Company entered into a two-year interest rate swap agreement, which matured on January 2, 2013. This swap was designed to offset the cash flow variability that resulted from interest rate fluctuations on the Company’s variable rate debt. This swap became effective on January 4, 2011.The initial notional amount of the swap was $350, and was subsequently amortized down to $325. The Company paid a fixed rate of 1.032% and received a variable one month LIBOR rate. The Company accounted for this swap as a qualifying cash flow hedge.
In December 2011, the Company entered into a three-year interest rate swap agreement with a notional amount of AUD $6, which became effective on January 3, 2012 and will mature on December 5, 2014. The Company pays a fixed rate of 4.140% and receives a variable rate based on the 3 month Australian Bank Bill Rate. The Company has not applied hedge accounting to this derivative instrument.
Commodity Contracts
The Company is exposed to price fluctuations associated with raw materials purchases, most significantly with methanol, phenol, urea, acetone, propylene, and chlorine. For these commodity raw materials, the Company has purchase contracts in place that contain periodic price adjustment provisions. The Company also adds selling price provisions to certain customer contracts that are indexed to publicly available indices for the associated commodity raw materials. The board of directors approves all commodity futures and commodity commitments based on delegation of authority documents.
The Company hedges a portion of its electricity purchases for certain manufacturing plants. The Company enters into forward contracts with fixed prices to hedge electricity pricing at these plants. Any unused electricity is net settled for cash each month based on the market electricity price versus the contract price. The Company also hedges a portion of its natural gas purchases for certain North American plants. The Company uses futures contracts to hedge natural gas pricing at these plants. The natural gas contracts are settled for cash each month based on the closing market price on the last day the contract trades on the New York Mercantile Exchange. The Company does not apply hedge accounting to these electricity or natural gas future contracts.
The following table summarizes the Company’s derivative financial instruments as of December 31, 2013 and 2012, which are recorded as “Other current assets” and “Other current liabilities” in the Consolidated Balance Sheets:

	2013				2012
Liability Derivatives	Average Days To Maturity	Average Contract Rate	Notional Amount	Fair Value Asset (Liability)	Average Days to Maturity	Average Contract Rate	Notional Amount	Fair Value Asset (Liability)
Derivatives designated as hedging instruments:
Interest Rate Swap
Interest swap – 2010	—	—	$—	$—	2	—	$325	$—
Total				$—				$—

Derivatives not designated as hedging instruments:
Foreign Exchange Rate Swaps
Brazil foreign exchange rate swaps - asset	—	—	$7	$—	—	—	$—	$—
Brazil foreign exchange rate swaps - liability	—	—	13	—	—	—	—	—
Interest Rate Swap
Australian dollar interest swap	339	—	6	—	704	—	6	—
Commodity Contracts
Electricity contracts	—	—	1	—	—	—	3	(1)
Natural gas futures	—	—	—	—	—	—	3	—
Total				$—				$(1)

Derivatives Not Designated as Hedging Instruments	Amount of Loss Recognized in Income on Derivative for the Year Ended December 31:			Location of Loss Recognized in Income on Derivative
	2013	2012	2011
Foreign Exchange and Interest Rate Swap
Cross-Currency and Interest Rate Swap	$—	$—	$(1)	Other non-operating expense, net
Foreign Exchange Rate Swaps
Brazil foreign exchange rate swaps	—	—	—	Other non-operating expense, net
Interest Rate Swap
Australian dollar interest swap	—	—	—	Other non-operating expense, net
Commodity Contracts
Electricity contracts	—	—	(1)	Cost of sales
Natural gas futures	—	(2)	(1)	Cost of sales
Total	$—	$(2)	$(3)